New accounting standards and interpretations (Tables)	12 Months Ended
Aug. 31, 2025
New accounting standards and interpretations
Schedule of reconciliation of the effect of the adoption of the amendments to IAS 1

The following table provides a reconciliation of the effect of the adoption of the amendments to IAS 1 on the current and non-current portion of the derivative liabilities as at August 31, 2024:

	Balance prior		Balance after
	to adoption	Changes	adoption
	$	$	$
Current portion of derivative liabilities	—	1,616,180	1,616,180

Long-term portion of derivative liabilities	1,616,180	(1,616,180)	—

The following table provides a reconciliation of the effect of the adoption of the amendments to IAS 1 on the current and non-current portion of the derivative liabilities as at August 31, 2023:

	Balance prior		Balance after
	to adoption	Changes	adoption
	$	$	$
Current portion of derivative liabilities	—	4,106,998	4,106,998

Long-term portion of derivative liabilities	4,106,998	(4,106,998)	—